UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class A Shares - KGGAX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$134	1.26%

How did the Fund perform in the last year?

2024 continued to be the tale of two markets: the U.S. market, dominated by the Magnificent 7 and priced for perfection, and the rest of the market, left behind by investors, with many attractively priced opportunities in real assets and emerging markets economies. Investors focused myopically on the United States, even in the face of higher interest rates, persistent inflation, large budget deficits, and substantial debt. Despite these headwinds, concentrated stock leadership became narrower; companies with high valuations rose further. The S&P 500 Index and NASDAQ were both up more than 35% during the fiscal year. Market concentration in the U.S. remained pronounced; the top 10 companies make up roughly 35% of the S&P 500 and 51% of the NASDAQ 100. The Magnificent 7 alone make up 31% of the S&P and 44% of the NASDAQ.

Prolonged unbridled momentum is both frustrating and exciting for active managers like Kopernik. Frustrating as it has been a very long time since investors have cared about price; exciting because of the attractive investment opportunities that have been created in its wake. Investors’ focus on the U.S. and on momentum stocks means that we are finding market leading companies trading at massive discounts in parts of the world that are unloved and/or in industries that are perceived to be too risky. The conflation of volatility and investment risk, and the resultant avoidance of volatile stocks, has in actuality reduced risk since the prices paid for these companies are often well below book value, replacement value, resources in the ground, or sales. We are, unsurprisingly, finding these opportunities where the crowd is not: in real assets and emerging markets (“EM”).

As active managers, we took advantage of positive performance in the gold mining space, trimming positions and rolling proceeds into miners with more upside, such as platinum group metal and lithium producers. The Fund’s holdings include the world’s two largest platinum miners, Impala Platinum Holdings Ltd. and Anglo American Platinum Ltd, as well as two low-cost lithium producers, Sociedad Quimica y Minera de Chile SA (“SQM”), and Arcadium Lithium PLC. The Fund’s positions in gold, platinum, lithium, and other miners contributed 12.3% to total Fund returns during the fiscal year.

During the fiscal year, 40% of the Fund was in emerging markets, and EMs contributed 11.1% to total Fund returns during the year. Nearly half of the Fund’s EM exposure comes from South Korea, which, while classified by MSCI as an emerging market, has many characteristics of more developed economies. Companies in South Korea contributed 3.9% to total Fund returns.

Although the Fund had double-digit returns for the fiscal year, there were detractors. The largest detractor was the Fund’s put option on the S&P 500 Index, which detracted 8.3% from total Fund returns. The Fund’s second-largest detractor was Gabriel Resources Ltd, which detracted 0.9% from total Fund returns during the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Class A Shares, With Load - $21245	Class A Shares, Without Load - $22541	MSCI ACWI Index (Net) (USD) - $23808
Oct/14	$9425	$10000	$10000
Oct/15	$8204	$8705	$9997
Oct/16	$11107	$11785	$10201
Oct/17	$12174	$12916	$12568
Oct/18	$11229	$11914	$12503
Oct/19	$11464	$12163	$14078
Oct/20	$13830	$14673	$14766
Oct/21	$20105	$21332	$20270
Oct/22	$15926	$16897	$16225
Oct/23	$18924	$20078	$17929
Oct/24	$21245	$22541	$23808

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund
Class A Shares, With Load	5.81%	11.81%	7.83%
Class A Shares, Without Load	12.27%	13.13%	8.47%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,168,399,773	123	$18,886,172	43%

What did the Fund invest in?

Country WeightingsFootnote Reference*

South Korea
17.3%
Canada
14.0%
United States
10.0%
South Africa
7.2%
China
4.3%
Japan
4.2%
Singapore
3.9%
Kazakhstan
3.4%
Germany
3.2%
Russia
3.1%
Hong Kong
3.1%
United Kingdom
2.1%
Other Countries
7.3%
Purchased Options
0.3%

Value	Value
Purchased Options	0.3%
Other Countries	7.3%
United Kingdom	2.1%
Hong Kong	3.1%
Russia	3.1%
Germany	3.2%
Kazakhstan	3.4%
Singapore	3.9%
Japan	4.2%
China	4.3%
South Africa	7.2%
United States	10.0%
Canada	14.0%
South Korea	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
KT Corp.	3.8%
Anglo American Platinum, Ltd.	3.4%
Impala Platinum Holdings, Ltd.	3.2%
Golden Agri-Resources, Ltd. Footnote Reference**	2.7%
LG Uplus Corp. Footnote Reference**	2.7%
K+S AGFootnote Reference**	2.6%
Expand Energy Corp.	2.4%
CK Hutchison Holdings, Ltd.	2.3%
NAC Kazatomprom JSC GDR	2.0%
Newmont Corp. CDI	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund / Class A Shares - KGGAX

Annual Shareholder Report: October 31, 2024

KGI-AR-TSR-2024-1

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class I Shares - KGGIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$107	1.01%

How did the Fund perform in the last year?

2024 continued to be the tale of two markets: the U.S. market, dominated by the Magnificent 7 and priced for perfection, and the rest of the market, left behind by investors, with many attractively priced opportunities in real assets and emerging markets economies. Investors focused myopically on the United States, even in the face of higher interest rates, persistent inflation, large budget deficits, and substantial debt. Despite these headwinds, concentrated stock leadership became narrower; companies with high valuations rose further. The S&P 500 Index and NASDAQ were both up more than 35% during the fiscal year. Market concentration in the U.S. remained pronounced; the top 10 companies make up roughly 35% of the S&P 500 and 51% of the NASDAQ 100. The Magnificent 7 alone make up 31% of the S&P and 44% of the NASDAQ.

Prolonged unbridled momentum is both frustrating and exciting for active managers like Kopernik. Frustrating as it has been a very long time since investors have cared about price; exciting because of the attractive investment opportunities that have been created in its wake. Investors’ focus on the U.S. and on momentum stocks means that we are finding market leading companies trading at massive discounts in parts of the world that are unloved and/or in industries that are perceived to be too risky. The conflation of volatility and investment risk, and the resultant avoidance of volatile stocks, has in actuality reduced risk since the prices paid for these companies are often well below book value, replacement value, resources in the ground, or sales. We are, unsurprisingly, finding these opportunities where the crowd is not: in real assets and emerging markets (“EM”).

As active managers, we took advantage of positive performance in the gold mining space, trimming positions and rolling proceeds into miners with more upside, such as platinum group metal and lithium producers. The Fund’s holdings include the world’s two largest platinum miners, Impala Platinum Holdings Ltd. and Anglo American Platinum Ltd, as well as two low-cost lithium producers, Sociedad Quimica y Minera de Chile SA (“SQM”), and Arcadium Lithium PLC. The Fund’s positions in gold, platinum, lithium, and other miners contributed 12.3% to total Fund returns during the fiscal year.

During the fiscal year, 40% of the Fund was in emerging markets, and EMs contributed 11.1% to total Fund returns during the year. Nearly half of the Fund’s EM exposure comes from South Korea, which, while classified by MSCI as an emerging market, has many characteristics of more developed economies. Companies in South Korea contributed 3.9% to total Fund returns.

Although the Fund had double-digit returns for the fiscal year, there were detractors. The largest detractor was the Fund’s put option on the S&P 500 Index, which detracted 8.3% from total Fund returns. The Fund’s second-largest detractor was Gabriel Resources Ltd, which detracted 0.9% from total Fund returns during the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Kopernik Global All-Cap Fund, Class I Shares - $2307882	MSCI ACWI Index (Net) (USD) - $2380757
Oct/14	$1000000	$1000000
Oct/15	$872845	$999666
Oct/16	$1183002	$1020139
Oct/17	$1299928	$1256841
Oct/18	$1203083	$1250335
Oct/19	$1231472	$1407770
Oct/20	$1487713	$1476579
Oct/21	$2169467	$2027009
Oct/22	$1721612	$1622472
Oct/23	$2051216	$1792863
Oct/24	$2307882	$2380757

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund, Class I Shares	12.51%	13.39%	8.72%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,168,399,773	123	$18,886,172	43%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Other Countries	7.3%
United Kingdom	2.1%
Hong Kong	3.1%
Russia	3.1%
Germany	3.2%
Kazakhstan	3.4%
Singapore	3.9%
Japan	4.2%
China	4.3%
South Africa	7.2%
United States	10.0%
Canada	14.0%
South Korea	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
KT Corp.	3.8%
Anglo American Platinum, Ltd.	3.4%
Impala Platinum Holdings, Ltd.	3.2%
Golden Agri-Resources, Ltd. Footnote Reference**	2.7%
LG Uplus Corp. Footnote Reference**	2.7%
K+S AGFootnote Reference**	2.6%
Expand Energy Corp.	2.4%
CK Hutchison Holdings, Ltd.	2.3%
NAC Kazatomprom JSC GDR	2.0%
Newmont Corp. CDI	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund / Class I Shares - KGGIX

Annual Shareholder Report: October 31, 2024

KGI-AR-TSR-2024-2

The Advisors' Inner Circle Fund II

Kopernik International Fund

Class I Shares - KGIIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$109	1.04%

How did the Fund perform in the last year?

2024 continued to be the tale of two markets: the U.S. market, dominated by the Magnificent 7 and priced for perfection, and the rest of the market, left behind by investors, with many attractively priced opportunities in real assets and emerging markets. Investors focused myopically on the United States, even in the face of higher interest rates, persistent inflation, large budget deficits, and substantial debt. Despite these headwinds, concentrated stock leadership became narrower; companies with high valuations rose further. The S&P 500 Index and NASDAQ were both up more than 35% during the fiscal year, with both repeatedly reaching all-time highs. Market concentration in the U.S. remained pronounced; the top 10 companies make up roughly 35% of the S&P 500 and 51% of the NASDAQ 100. The Magnificent 7 alone make up 31% of the S&P and 44% of the NASDAQ.

Prolonged unbridled momentum is both frustrating and exciting for active managers like Kopernik. Frustrating as it has been a very long time since investors have cared about price; exciting because of the extremely attractive investment opportunities that have been created in its wake. Investors’ focus on the U.S. and on momentum stocks means that we are finding market leading companies, often part of oligopolies, trading at massive discounts, in parts of the world that are unloved and/or in industries that are perceived to be too risky. The conflation of volatility and investment risk, and the resultant avoidance of volatile stocks, has in actuality reduced risk since the prices paid for these companies are often well below book value, replacement value, resources in the ground, or sales. We are, unsurprisingly, finding these opportunities where the crowd is not: in real assets and emerging markets.

As active managers, we took advantage of positive performance in the gold mining space by trimming the Fund’s positions and rolling proceeds into miners with more upside, such as platinum group metal (PGM) and lithium producers. The Fund’s holdings include the world’s two largest platinum miners, Impala Platinum Holdings Ltd. and Anglo American Platinum Ltd, as well as two low-cost lithium producers, Sociedad Quimica y Minera de Chile SA (“SQM”), and Arcadium Lithium PLC. The Fund’s positions in gold, platinum, lithium, and other miners contributed 11.4% to total Fund returns during the fiscal year.

During the fiscal year, 42% of the Fund was in emerging markets (“EM”), and EMs contributed 11.8% to total Fund returns during the year. Nearly half of the Fund’s EM exposure comes from South Korea, which, while classified by MSCI as an emerging market, has many characteristics of more developed economies. Companies in South Korea contributed 3.9% to total Fund returns during the fiscal year.

Although the Fund had double-digit returns for the fiscal year, there were detractors. The largest detractor was the Fund’s put option on the S&P 500 Index, which detracted 8.2% from total Fund returns over the course of the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Kopernik International Fund, Class I Shares - $1929601	MSCI ACWI ex-USA Index (Net) (USD) - $1581284
Jun/30/15	$1000000	$1000000
Oct/15	$925000	$943680
Oct/16	$1132690	$945800
Oct/17	$1208304	$1169365
Oct/18	$1162019	$1072999
Oct/19	$1287251	$1193901
Oct/20	$1408363	$1162730
Oct/21	$1911281	$1507609
Oct/22	$1452137	$1134824
Oct/23	$1751987	$1271818
Oct/24	$1929601	$1581284

Since its inception on June 30, 2015. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Kopernik International Fund, Class I Shares	10.14%	8.43%	7.29%
MSCI ACWI ex-USA Index (Net) (USD)	24.33%	5.78%	5.03%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$577,937,114	72	$4,850,233	42%

What did the Fund invest in?

Country WeightingsFootnote Reference*

South Korea 13.6%
South Africa 9.5%
Canada 8.8%
United States 7.3%
China 4.8%
Russia 4.8%
Kazakhstan 4.1%
Germany 3.1%
Singapore 2.9%
United Kingdom 2.8%
Hong Kong 2.8%
Japan 2.7%
Other Countries 5.5%
Purchased Options 0.3%

Value	Value
Purchased Options	0.3%
Other Countries	5.5%
Japan	2.7%
Hong Kong	2.8%
United Kingdom	2.8%
Singapore	2.9%
Germany	3.1%
Kazakhstan	4.1%
Russia	4.8%
China	4.8%
United States	7.3%
Canada	8.8%
South Africa	9.5%
South Korea	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Impala Platinum Holdings, Ltd.	5.5%
KT Corp.	3.9%
Anglo American Platinum, Ltd.	3.4%
K+S AGFootnote Reference**	3.1%
Golden Agri-Resources, Ltd. Footnote Reference**	2.9%
Barrick Gold Corp.	2.8%
Newmont Corp. CDI	2.6%
LG Uplus Corp. Footnote Reference**	2.5%
Wheaton Precious Metals Corp.	2.4%
CK Hutchison Holdings, Ltd.	2.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik International Fund / Class I Shares - KGIIX

Annual Shareholder Report: October 31, 2024

KGI-AR-TSR-2024-3

The Advisors' Inner Circle Fund II

Kopernik International Fund

Investor Shares - KGIRX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$135	1.29%

How did the Fund perform in the last year?

2024 continued to be the tale of two markets: the U.S. market, dominated by the Magnificent 7 and priced for perfection, and the rest of the market, left behind by investors, with many attractively priced opportunities in real assets and emerging markets. Investors focused myopically on the United States, even in the face of higher interest rates, persistent inflation, large budget deficits, and substantial debt. Despite these headwinds, concentrated stock leadership became narrower; companies with high valuations rose further. The S&P 500 Index and NASDAQ were both up more than 35% during the fiscal year, with both repeatedly reaching all-time highs. Market concentration in the U.S. remained pronounced; the top 10 companies make up roughly 35% of the S&P 500 and 51% of the NASDAQ 100. The Magnificent 7 alone make up 31% of the S&P and 44% of the NASDAQ.

Prolonged unbridled momentum is both frustrating and exciting for active managers like Kopernik. Frustrating as it has been a very long time since investors have cared about price; exciting because of the extremely attractive investment opportunities that have been created in its wake. Investors’ focus on the U.S. and on momentum stocks means that we are finding market leading companies, often part of oligopolies, trading at massive discounts, in parts of the world that are unloved and/or in industries that are perceived to be too risky. The conflation of volatility and investment risk, and the resultant avoidance of volatile stocks, has in actuality reduced risk since the prices paid for these companies are often well below book value, replacement value, resources in the ground, or sales. We are, unsurprisingly, finding these opportunities where the crowd is not: in real assets and emerging markets.

As active managers, we took advantage of positive performance in the gold mining space by trimming the Fund’s positions and rolling proceeds into miners with more upside, such as platinum group metal (PGM) and lithium producers. The Fund’s holdings include the world’s two largest platinum miners, Impala Platinum Holdings Ltd. and Anglo American Platinum Ltd, as well as two low-cost lithium producers, Sociedad Quimica y Minera de Chile SA (“SQM”), and Arcadium Lithium PLC. The Fund’s positions in gold, platinum, lithium, and other miners contributed 11.4% to total Fund returns during the fiscal year.

During the fiscal year, 42% of the Fund was in emerging markets (“EM”), and EMs contributed 11.8% to total Fund returns during the year. Nearly half of the Fund’s EM exposure comes from South Korea, which, while classified by MSCI as an emerging market, has many characteristics of more developed economies. Companies in South Korea contributed 3.9% to total Fund returns during the fiscal year.

Although the Fund had double-digit returns for the fiscal year, there were detractors. The largest detractor was the Fund’s put option on the S&P 500 Index, which detracted 8.2% from total Fund returns over the course of the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Kopernik International Fund, Investor Shares - $16219	MSCI ACWI ex-USA Index (Net) (USD) - $15201
Dec/10/18	$10000	$10000
Oct/19	$10961	$11477
Oct/20	$11961	$11177
Oct/21	$16194	$14493
Oct/22	$12265	$10909
Oct/23	$14767	$12226
Oct/24	$16219	$15201

Since its inception on December 10, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Kopernik International Fund, Investor Shares	9.83%	8.15%	8.55%
MSCI ACWI ex-USA Index (Net) (USD)	24.33%	5.78%	7.36%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$577,937,114	72	$4,850,233	42%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Other Countries	5.5%
Japan	2.7%
Hong Kong	2.8%
United Kingdom	2.8%
Singapore	2.9%
Germany	3.1%
Kazakhstan	4.1%
Russia	4.8%
China	4.8%
United States	7.3%
Canada	8.8%
South Africa	9.5%
South Korea	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Impala Platinum Holdings, Ltd.	5.5%
KT Corp.	3.9%
Anglo American Platinum, Ltd.	3.4%
K+S AGFootnote Reference**	3.1%
Golden Agri-Resources, Ltd. Footnote Reference**	2.9%
Barrick Gold Corp.	2.8%
Newmont Corp. CDI	2.6%
LG Uplus Corp. Footnote Reference**	2.5%
Wheaton Precious Metals Corp.	2.4%
CK Hutchison Holdings, Ltd.	2.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik International Fund / Investor Shares - KGIRX

Annual Shareholder Report: October 31, 2024

KGI-AR-TSR-2024-4

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$152,569	None	None	$133,050	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors' Inner Circle Fund II

Investment Advisor
Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX| KGIRX

Kopernik International Fund

Annual Financials and Other Information

OCTOBER 31, 2024

Kopernik
Global Investors, LLC

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS OCTOBER 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes In Net Assets	23
Financial Highlights	25
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	45
Notice to Shareholders (Unaudited)	46
Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)	47

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 80.1%	Shares	Value
ARGENTINA — 0.3%
Cresud SACIF y A ADR	713,291	$6,769,132

BRAZIL — 1.1%
BrasilAgro - Brasileira de Propriedades Agricolas	612,300	2,488,008
Centrais Eletricas Brasileiras SA	3,164,511	20,735,816
		23,223,824
CANADA — 12.3%
Aris Mining Corp. * (A)	4,652,864	21,587,605
Artemis Gold, Inc. *	1,616,027	16,272,272
Barrick Gold Corp.	1,577,537	30,478,015
Bear Creek Mining Corp. *	12,752,179	4,854,135
Equinox Gold Corp. *	7,249,226	40,089,805
Fission Uranium Corp. *	14,353,504	9,793,392
Gabriel Resources, Ltd. * (A)	59,839,056	537,213
Gabriel Resources, Ltd. * † (A)(B)	3,471,971	31,170
Gabriel Resources, Ltd. * † (A)(B)	4,960,582	44,534
International Tower Hill Mines, Ltd. * (A)	6,548,183	4,020,584
MEG Energy Corp., Cl Common Subs. Receipt	279,094	5,101,406
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	1,155,855
Northern Dynasty Minerals, Ltd. (USD) * (A)	15,400,762	6,260,410
Novagold Resources, Inc. *	5,495,589	19,014,738
Pan American Silver Corp.	179,645	4,200,985
Perpetua Resources Corp. *	1,133,967	11,594,813
Sandstorm Gold, Ltd.	923,629	5,587,956
Seabridge Gold, Inc. (CAD) * (A)	1,422,848	24,791,390
Seabridge Gold, Inc. (USD) * (A)	1,280,777	22,323,943
Sprott, Inc.	139,244	6,161,398
Western Copper & Gold Corp. *	4,048,016	4,302,843
Wheaton Precious Metals Corp.	434,519	28,682,599
		266,887,061

CHILE — 1.0%
Sociedad Quimica y Minera de Chile SA ADR	575,318	22,086,458

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2024

COMMON STOCK — continued	Shares	Value
CHINA — 4.3%
Alibaba Group Holding, Ltd. ADR	74,085	$7,258,848
Baidu, Inc., Cl A *	1,828,200	20,861,280
CGN Power Co., Ltd., Cl H (B)	29,022,000	10,431,621
China Communications Services Corp., Ltd., Cl H	40,632,000	21,829,489
China Gas Holdings, Ltd.	6,248,400	5,365,838
Guangshen Railway Co., Ltd., Cl H (A)	28,130,679	7,812,365
Hi Sun Technology China, Ltd. * (A)	83,997,000	4,536,374
PAX Global Technology, Ltd.	7,230,000	4,789,923
Shanghai Electric Group Co., Ltd., Cl H *	30,090,000	9,701,288
		92,587,026

FRANCE — 1.9%
Carrefour SA	1,751,785	27,819,965
Euroapi SA * (A)	3,367,352	13,161,378
		40,981,343

GERMANY — 2.6%
K+S AG (A)	4,630,279	56,224,520

HONG KONG — 3.1%
Bank of East Asia, Ltd.	551,800	683,588
CK Hutchison Holdings, Ltd.	9,549,000	50,219,417
First Pacific Co., Ltd.	13,830,000	7,776,943
K Wah International Holdings, Ltd.	1,180,000	273,104
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,030,649
SJM Holdings, Ltd. *	19,347,000	6,652,886
		66,636,587

INDONESIA — 0.2%
Media Nusantara Citra *	87,187,900	1,833,196
United Tractors TbK PT	844,100	1,473,394
		3,306,590

JAPAN — 4.2%
Electric Power Development Co., Ltd.	616,000	10,294,229
Fukuda Corp.	155,600	5,829,764
Inpex Corp.	411,900	5,429,689

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2024

COMMON STOCK — continued	Shares	Value
JAPAN — continued
Japan Petroleum Exploration Co., Ltd.	1,304,000	$9,806,160
Kamigumi Co., Ltd.	441,050	9,205,418
Kato Sangyo Co., Ltd.	240,500	6,511,007
Kyorin Pharmaceutical Co., Ltd. (A)	1,838,900	18,249,709
Suzuken Co., Ltd.	152,300	4,979,289
West Japan Railway Co.	1,133,000	20,137,638
		90,442,903

KAZAKHSTAN — 3.4%
Halyk Savings Bank of Kazakhstan JSC GDR	939,452	17,373,270
NAC Kazatomprom JSC GDR	313,535	12,259,219
NAC Kazatomprom JSC GDR (B)	1,110,803	43,432,397
		73,064,886

LEBANON — 0.1%
Solidere ADR *(C)	174,732	2,357,571

MALAYSIA — 0.7%
Genting Plantations BHD	5,260,700	6,344,239
Oriental Holdings BHD	5,799,900	9,764,612
		16,108,851

RUSSIA — 3.1%
Etalon Group PLC GDR * (A)(C)	12,219,734	2,237,433
Federal Grid - Rosseti PJSC *(C)	17,511,927,373	3,938,498
Gazprom PJSC *(C)	25,899,221	9,841,704
Lenta International PJSC GDR *(C)	6,287,850	3,855,081
LSR Group PJSC, Cl A (C)	1,673,664	3,620,786
Moscow Exchange MICEX-RTS PJSC (C)	14,084,614	8,114,907
Polyus PJSC GDR *(C)	613,103	13,917,867
RusHydro PJSC *(C)	6,529,118,388	9,793,677
Sberbank of Russia PJSC (C)	12,648,865	9,259,554
VTB Bank PJSC *(C)	9,484,622	2,200,043
		66,779,550

SINGAPORE — 3.9%
First Resources, Ltd.	20,501,500	22,576,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2024

COMMON STOCK — continued	Shares	Value
SINGAPORE — continued
Golden Agri-Resources, Ltd. (A)	265,609,400	$58,331,485
Hutchison Port Holdings Trust, Cl U	1,706,800	267,967
Yoma Strategic Holdings, Ltd. * (A)	66,818,200	4,074,266
		85,250,675

SOUTH AFRICA — 7.2%
Anglo American Platinum, Ltd.	1,886,974	74,172,070
Harmony Gold Mining Co., Ltd. ADR	1,158,731	12,560,644
Impala Platinum Holdings, Ltd. *	10,498,412	69,295,085
		156,027,799

SOUTH KOREA — 17.3%
Chong Kun Dang Pharmaceutical Corp.	59,494	4,409,624
DL E&C Co., Ltd. (A)	978,125	21,875,340
GS Holdings Corp.	456,731	13,604,230
Hana Financial Group, Inc.	144,297	6,225,622
Hankook & Co., Ltd.	1,146,072	13,860,493
Hyundai Department Store Co., Ltd. (A)	531,302	18,062,628
Korea Electric Power Corp. *	2,466,526	41,236,919
Korean Reinsurance Co.	1,770,465	12,073,142
KT Corp.	2,559,963	81,624,746
KT Corp. ADR *	2,385,104	37,517,686
LG Chem, Ltd.	45,151	10,151,946
LG Corp.	562,224	30,723,103
LG Uplus Corp. (A)	7,990,703	57,914,588
Lotte Chemical Corp.	88,647	6,093,577
LX Holdings Corp.	679,862	3,505,928
LX INTERNATIONAL CORP.	145,196	3,188,404
Pan Ocean Co., Ltd.	898,267	2,302,139
PHA Co., Ltd. (A)	477,358	3,402,285
Shinsegae	71,345	7,924,944
		375,697,344

SRI LANKA — 0.2%
Hemas Holdings PLC (A)	16,019,905	4,586,873

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2024

COMMON STOCK — continued	Shares	Value
THAILAND — 0.4%
Kasikornbank PCL	2,200,500	$9,537,398

UKRAINE — 0.9%
Astarta Holding PLC (A)	659,000	4,975,134
MHP SE (LSE Shares) GDR * (A)	3,328,568	13,444,898
MHP SE (USD Shares) GDR * (A)(B)	44,627	180,260
		18,600,292

UNITED KINGDOM — 2.1%
Schroders PLC	2,420,325	10,724,126
Vodafone Group PLC	12,011,775	11,169,997
Yellow Cake PLC *(B)	3,441,565	24,025,924
		45,920,047

UNITED STATES — 9.8%
Air Lease Corp., Cl A	134,888	5,982,283
Arcadium Lithium PLC *	2,955,210	15,928,582
Expand Energy Corp.	618,429	52,393,305
Franklin Resources, Inc.	540,601	11,228,283
Ivanhoe Electric, Inc. *	1,083,255	10,995,038
Newmont Corp.	88,304	4,012,534
Newmont Corp. CDI	925,649	42,892,586
Range Resources Corp.	1,354,153	40,665,214
Royal Gold, Inc.	201,655	29,453,729
		213,551,554

TOTAL COMMON STOCK
(Cost $1,751,762,697)		1,736,628,284

UNIT TRUST FUND — 1.2%
CANADA — 1.2%
Sprott Physical Uranium Trust *	1,388,877	25,625,920

TOTAL UNIT TRUST FUND
(Cost $8,255,995)		25,625,920

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2024

PREFERRED STOCK — 1.1%	Shares	Value
BRAZIL — 0.5%
Petroleo Brasileiro SA (D)	1,705,600	$10,574,254

GERMANY — 0.6%
Draegerwerk & KGaA , 0.900%(A)	261,269	12,704,883

TOTAL PREFERRED STOCK
(Cost $20,473,934)		23,279,137

CONVERTIBLE BOND — 0.4%	Face Amount
CANADA — 0.4%
Northern Dynasty Minerals, Ltd.
2.000%, 11/12/32(C)	$7,108,000	9,236,988

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 13/11/14(B)(C)(E)	723,000	—

TOTAL CONVERTIBLE BOND
(Cost $7,831,000)		9,236,988

WARRANT — 0.1%	Number of Warrants	Value
CANADA — 0.1%
Bear Creek Mining Corp., Expires 10/08/28*	9,126,364	1,179,837

TOTAL WARRANT
(Cost $534,545)		1,179,837

RIGHTS — 0.0%	Number of Rights
CANADA — 0.0%
Pan American Silver Corp., Expires 02/22/29# *(C)	2,385,283	1,121,083

TOTAL RIGHTS
(Cost $–)		1,121,083

SHORT TERM INVESTMENT — 0.2%	Shares
Dreyfus Treasury Securities Cash Management - Participant Shares, 4.270%(F)	5,024,578	5,024,578

TOTAL SHORT TERM INVESTMENT
(Cost $5,024,578)		5,024,578

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2024

PURCHASED OPTION — 0.3%	Value
UNITED STATES — 0.3% *

TOTAL PURCHASED OPTIONS
(Cost $10,589,993)	$6,276,620

TOTAL INVESTMENTS— 83.4%
(Cost $1,804,472,742)	1,808,372,447

Other Assets and Liabilities, Net — 16.6%	360,027,326
NET ASSETS — 100.0%	$2,168,399,773

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.3%
Put Options
November 24 Puts on SPXW*	838	$478,116,710	$5,600.00	11/29/24	$6,276,620

TOTAL PURCHASED OPTION
(Cost $10,589,993)		$478,116,710			$6,276,620

*	Non-income producing security.

†	Restricted Equity.

#	Expiration date unavailable.

(A)	Affiliated investment.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2024 was $78,145,906 and represents 3.6% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Rate unavailable.

(E)	Security in default on interest payments.

(F)	The rate reported is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND OCTOBER 31, 2024

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — Chess Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW— Standard & Poor's 500 Index Options Weekly

USD — United States Dollar

The following is a summary of the level of inputs us as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$6,769,132	$—	$—	$6,769,132
Brazil	23,223,824	—	—	23,223,824
Canada	266,811,357	75,704	—	266,887,061
Chile	22,086,458	—	—	22,086,458
China	7,258,848	85,328,178	—	92,587,026
France	—	40,981,343	—	40,981,343
Germany	—	56,224,520	—	56,224,520
Hong Kong	—	66,636,587	—	66,636,587
Indonesia	1,833,196	1,473,394	—	3,306,590
Japan	—	90,442,903	—	90,442,903
Kazakhstan	55,691,616	17,373,270	—	73,064,886
Lebanon	—	—	2,357,571	2,357,571
Malaysia	—	16,108,851	—	16,108,851
Russia	—	—	66,779,550	66,779,550
Singapore	58,599,452	26,651,223	—	85,250,675
South Africa	12,560,644	143,467,155	—	156,027,799
South Korea	37,517,686	338,179,658	—	375,697,344
Sri Lanka	—	4,586,873	—	4,586,873
Thailand	—	9,537,398	—	9,537,398
Ukraine	—	18,600,292	—	18,600,292

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND OCTOBER 31, 2024

Investments in Securities	Level 1	Level 2		Level 3	Total
United Kingdom	$—	$45,920,047		$—	$45,920,047
United States	170,658,968	42,892,586		—	213,551,554
Total Common Stock	663,011,181	1,004,479,982		69,137,121	1,736,628,284
Unit Trust Fund
Canada	25,625,920	—		—	25,625,920
Preferred Stock
Brazil	10,574,254	—		—	10,574,254
Germany	—	12,704,883		—	12,704,883
Total Preferred Stock	10,574,254	12,704,883		—	23,279,137
Convertible Bonds
Canada	—	—		9,236,988	9,236,988
India	—	—	^	—	—
Total Convertible Bonds	—	—		9,236,988	9,236,988
Warrant
Canada	—	1,179,837		—	1,179,837
Rights
Canada	—	—		1,121,083	1,121,083
Short Term Investment
United States	—	5,024,578		—	5,024,578
Purchased Option
United States	6,276,620	—		—	6,276,620
Total Investments in Securities	$705,487,975	$1,023,389,280		$79,495,192	$1,808,372,447

^	Includes securities in which the value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND OCTOBER 31, 2024

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond	Rights	Total
Beginning balance as of November 1, 2023	$84,847,793	$—	$1,268,724	$86,116,517
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	(707,025)	—	73,256	(633,769)
Change in unrealized appreciation/(depreciation)	(14,805,615)	2,128,988	(147,641)	(12,824,268)
Purchases	—	7,108,000	—	7,108,000
Sales	(198,032)	—	(73,256)	(271,288)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance as of
October 31, 2024	$69,137,121	$9,236,988	$1,121,083	$79,495,192
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(14,805,615)	$2,128,988	$(147,641)	$(12,824,268)

For the year ended October 31, 2024, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

As of October 31, 2024, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at October 31, 2024, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	3,471,971	6/1/2021	$704,137	$31,170
Gabriel Resources, Ltd.	4,960,582	6/17/2022	834,788	44,534
			$1,538,925	$75,704

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND OCTOBER 31, 2024

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through October 31, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 10/31/2024	Dividend/ Interest Income
Aris Mining Corp.
$10,811,110	$1,226,962	$—	$—	$9,549,533	$21,587,605	$—
Astarta Holding PLC
4,675,382	—	—	—	299,752	4,975,134	354,423
DL E&C Co., Ltd.
22,757,828	7,825,632	(6,990,071)	(2,835,040)	1,116,991	21,875,340	310,142
Draegerwerk & KGaA
13,280,225	1,310,689	(1,433,874)	(979,539)	527,382	12,704,883	562,257
Etalon Group PLC GDR
3,329,166	—	(198,032)	(707,025)	(186,676)	2,237,433	—
Euroapi SA
—	12,332,180	—	—	829,198	13,161,378	—
Gabriel Resources, Ltd.
2,614,745	—	—	—	(2,539,041)	75,704	—
Gabriel Resources, Ltd.
18,815,211	—	(515,923)	(212,942)	(17,549,133)	537,213	—
Golden Agri-Resources, Ltd.
56,939,897	5,247,760	(9,529,746)	(1,566,640)	7,240,214	58,331,485	1,202,234
Guangshen Railway Co., Ltd., Cl H
8,376,930	—	(5,147,684)	(3,716,545)	8,299,664	7,812,365	461,062
Hemas Holdings PLC
3,471,957	—	—	—	1,114,916	4,586,873	177,368
Hi Sun Technology China, Ltd.
4,471,072	828,310	—	—	(763,008)	4,536,374	—
Hyundai Department Store Co., Ltd.
22,903,940	6,843,567	(8,071,690)	(3,461,159)	(152,030)	18,062,628	634,491
International Tower Hill Mines, Ltd.
2,534,802	—	—	—	1,485,782	4,020,584	—
K+S AG
20,873,002	47,168,216	(258,406)	(113,055)	(11,445,237)	56,224,520	1,639,106
Kyorin Pharmaceutical Co., Ltd.
20,141,902	2,724,243	(1,338,178)	(847,509)	(2,430,749)	18,249,709	619,950
LG Uplus Corp.
46,415,319	37,143,029	(22,310,959)	(3,469,148)	136,347	57,914,588	4,663,228
Luks Group Vietnam Holdings Co., Ltd.
1,170,883	—	—	—	(140,234)	1,030,649	47,463
MHP SE (LSE Shares) GDR
10,311,322	—	(47,275)	(107,222)	3,288,073	13,444,898	—
MHP SE (USD Shares) GDR
137,779	—	—	—	42,481	180,260	—
Northern Dynasty Minerals, Ltd. (CAD)
922,201	—	—	—	233,654	1,155,855	—
Northern Dynasty Minerals, Ltd. (USD)
4,914,383	—	(280,217)	—	1,626,244	6,260,410	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND OCTOBER 31, 2024

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 10/31/2024	Dividend/ Interest Income
PHA Co., Ltd.
$2,806,127	$419,983	$—	$—	$176,175	$3,402,285	$80,805
Seabridge Gold, Inc. (CAD)
15,564,885	—	—	—	9,226,505	24,791,390	—
Seabridge Gold, Inc. (USD)
13,509,285	1,517,266	(1,679,607)	(72,666)	9,049,665	22,323,943	—
Yoma Strategic Holdings, Ltd.
3,706,613	—	—	—	367,653	4,074,266	—
Totals:
$315,455,966	$124,587,837	$(57,801,662)	$(18,088,490)	$19,404,121	$383,557,772	$10,752,529

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 69.1%	Shares	Value
BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA	839,860	$5,503,277

CANADA — 7.6%
Barrick Gold Corp.	840,336	16,235,291
Equinox Gold Corp. * †	1,005,662	5,561,531
MEG Energy Corp., Cl Common Subs. Receipt	74,924	1,369,495
Novagold Resources, Inc. *	1,683,524	5,824,993
Pan American Silver Corp.	51,304	1,199,740
Wheaton Precious Metals Corp.	208,317	13,751,005
		43,942,055
CHILE — 1.1%
Sociedad Quimica y Minera de Chile SA ADR	162,017	6,219,833

CHINA — 4.8%
Alibaba Group Holding, Ltd. ADR	19,742	1,934,321
Baidu, Inc., Cl A *	486,800	5,554,792
CGN Power Co., Ltd., Cl H (A)	7,762,000	2,789,961
China Communications Services Corp., Ltd., Cl H †	10,908,000	5,860,309
China Gas Holdings, Ltd.	1,651,200	1,417,975
Guangshen Railway Co., Ltd., Cl H † (B)	10,554,000	2,931,024
PAX Global Technology, Ltd.	3,664,000	2,427,424
Shanghai Electric Group Co., Ltd., Cl H *	7,946,000	2,561,862
Shanghai Mechanical and Electrical Industry Co., Ltd., Cl B	2,297,615	2,530,377
		28,008,045
FRANCE — 1.3%
Carrefour SA	463,597	7,362,349

GERMANY — 3.1%
K+S AG (B)	1,488,827	18,078,518

HONG KONG — 2.8%
Bank of East Asia, Ltd.	148,200	183,595
CK Hutchison Holdings, Ltd.	2,558,000	13,452,851
First Pacific Co., Ltd.	106,000	59,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND OCTOBER 31, 2024

COMMON STOCK — continued	Shares	Value
HONG KONG — continued
K Wah International Holdings, Ltd.	2,568,000	$594,349
SJM Holdings, Ltd. *	5,185,000	1,782,975
		16,073,376
INDONESIA — 0.1%
United Tractors TbK PT	214,200	373,891

JAPAN — 2.7%
Electric Power Development Co., Ltd.	156,500	2,615,336
Inpex Corp.	316,600	4,173,439
Kamigumi Co., Ltd.	118,300	2,469,110
Suzuken Co., Ltd.	40,300	1,317,566
West Japan Railway Co.	289,600	5,147,273
		15,722,724
KAZAKHSTAN — 4.1%
Halyk Savings Bank of Kazakhstan JSC GDR	316,548	5,853,917
NAC Kazatomprom JSC GDR	122,153	4,776,182
NAC Kazatomprom JSC GDR (A)	335,296	13,110,074
		23,740,173
RUSSIA — 4.8%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	679,521
Gazprom Neft PJSC (C)	2,817,940	4,847,001
Gazprom PJSC *(C)	8,122,810	3,077,617
Lenta International PJSC GDR *(C)	1,271,467	779,536
LSR Group PJSC, Cl A (C)	510,671	1,104,780
Moscow Exchange MICEX-RTS PJSC (C)	5,746,159	3,310,673
Polyus PJSC GDR *(C)	249,258	5,658,331
RusHydro PJSC *(C)	991,278,397	1,530,055
Sberbank of Russia PJSC (C)	8,292,394	6,070,416
VTB Bank PJSC *(C)	2,329,481	540,344
		27,598,274
SINGAPORE — 2.9%
Golden Agri-Resources, Ltd. † (B)	76,439,700	16,787,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND OCTOBER 31, 2024

COMMON STOCK — continued	Shares	Value
SOUTH AFRICA — 9.5%
Anglo American Platinum, Ltd.	497,152	$19,541,760
Harmony Gold Mining Co., Ltd. ADR	291,522	3,160,098
Impala Platinum Holdings, Ltd. *	4,839,459	31,942,995
		54,644,853
SOUTH KOREA — 13.6%
DL E&C Co., Ltd. (B)	177,634	3,972,707
GS Holdings Corp.	116,395	3,466,952
Hana Financial Group, Inc.	38,134	1,645,272
Korea Electric Power Corp. *	617,088	10,316,862
Korea Electric Power Corp. ADR *	86,677	723,753
KT Corp.	700,984	22,350,964
KT Corp. ADR *	533,487	8,391,750
LG Chem, Ltd.	14,037	3,156,140
LG Corp.	149,765	8,184,008
LG Uplus Corp. (B)	2,013,119	14,590,576
Lotte Chemical Corp.	28,934	1,988,917
		78,787,901
THAILAND — 0.4%
Kasikornbank PCL	590,300	2,558,476

UKRAINE — 0.6%
MHP SE GDR * † (B)	787,575	3,181,207

UNITED KINGDOM — 2.8%
Schroders PLC	640,521	2,838,060
Vodafone Group PLC	3,054,721	2,840,648
Yellow Cake PLC *(A)	1,535,528	10,719,681
		16,398,389
UNITED STATES — 5.9%
Air Lease Corp., Cl A	36,300	1,609,905
Arcadium Lithium PLC *	790,030	4,258,262
Newmont Corp.	33,306	1,513,424
Newmont Corp. CDI	326,160	15,113,554

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND OCTOBER 31, 2024

COMMON STOCK — continued	Shares	Value
UNITED STATES — continued
Royal Gold, Inc.	80,745	$11,793,615
		34,288,760
TOTAL COMMON STOCK
(Cost $430,122,283)		399,269,313

UNIT TRUST FUND — 1.2%
CANADA — 1.2%
Sprott Physical Uranium Trust *	370,094	6,828,538

TOTAL UNIT TRUST FUND
(Cost $4,938,442)		6,828,538

PREFERRED STOCK — 1.0%
BRAZIL — 1.0%
Petroleo Brasileiro SA (D)	921,100	5,710,568

TOTAL PREFERRED STOCK
(Cost $4,105,354)		5,710,568

SHORT TERM INVESTMENT — 1.4%
Dreyfus Treasury Securities Cash Management - Participant Shares, 4.270%(E)	8,368,440	8,368,440

TOTAL SHORT TERM INVESTMENT
(Cost $8,368,440)		8,368,440

PURCHASED OPTION — 0.3%	Value
UNITED STATES — 0.3% *

TOTAL PURCHASED OPTIONS
(Cost $2,818,101)	1,670,270

TOTAL INVESTMENTS— 73.0%
(Cost $450,352,620)	421,847,129
Other Assets and Liabilities, Net — 27.0%	156,089,985
NET ASSETS — 100.0%	$577,937,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND OCTOBER 31, 2024

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.3%
Put Options
November 24 Puts on SPXW*	223	$127,231,535	$5,600.00	11/29/24	$1,670,270

TOTAL PURCHASED OPTION
(Cost $2,818,101)		$127,231,535			$1,670,270

*	Non-income producing security.

†	Restricted Equity.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2024 was $26,619,716 and represents 4.6% of Net Assets.

(B)	Affiliated investment.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Rate unavailable.

(E)	The rate reported is the 7-day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW— Standard & Poor's 500 Index Options Weekly

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2024

The following is a summary of the level of inputs us as of October 31, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$5,503,277	$—	$—	$5,503,277
Canada	43,942,055	—	—	43,942,055
Chile	6,219,833	—	—	6,219,833
China	1,934,321	26,073,724	—	28,008,045
France	—	7,362,349	—	7,362,349
Germany	—	18,078,518	—	18,078,518
Hong Kong	—	16,073,376	—	16,073,376
Indonesia	—	373,891	—	373,891
Japan	—	15,722,724	—	15,722,724
Kazakhstan	17,886,256	5,853,917	—	23,740,173
Russia	—	—	27,598,274	27,598,274
Singapore	16,787,212	—	—	16,787,212
South Africa	3,160,098	51,484,755	—	54,644,853
South Korea	9,115,503	69,672,398	—	78,787,901
Thailand	—	2,558,476	—	2,558,476
Ukraine	—	3,181,207	—	3,181,207
United Kingdom	—	16,398,389	—	16,398,389
United States	19,175,206	15,113,554	—	34,288,760
Total Common Stock	123,723,761	247,947,278	27,598,274	399,269,313
Unit Trust Fund
Canada	6,828,538	—	—	6,828,538
Preferred Stock
Brazil	5,710,568	—	—	5,710,568
Short Term Investment
United States	—	8,368,440	—	8,368,440
Purchased Option
United States	1,670,270	—	—	1,670,270
Total Investments in Securities	$137,933,137	$256,315,718	$27,598,274	$421,847,129

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2024

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2023	$33,479,720
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(5,881,446)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of October 31, 2024	$27,598,274
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(5,881,446)

For the year ended October 31, 2024, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2023 through October 31, 2024 As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 10/31/2024	Dividend/ Interest Income
DL E&C Co., Ltd.
$4,790,889	$1,216,399	$(1,742,533)	$(1,809,787)	$1,517,739	$3,972,707	$66,266
Golden Agri-Resources, Ltd.
16,382,341	—	(1,297,467)	(35,545)	1,737,883	16,787,212	345,991
Guangshen Railway Co., Ltd., Cl H
1,887,545	—	—	—	1,043,479	2,931,024	103,889
K+S AG
8,293,879	13,708,732	(68,988)	(30,183)	(3,824,922)	18,078,518	567,537
LG Uplus Corp.
8,830,353	12,286,315	(5,600,715)	(704,701)	(220,676)	14,590,576	1,201,837
MHP SE GDR
2,446,827	—	(20,743)	(43,319)	798,442	3,181,207	—
Totals:
$42,631,834	$27,211,446	$(8,730,446)	$(2,623,535)	$1,051,945	$59,541,244	$2,285,520

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $1,354,496,341 and $387,647,932)	$1,424,814,675	$362,305,885
Affiliated Investments, at Value (Cost $449,976,401 and $62,704,688)	383,557,772	59,541,244
Cash	359,387,056	162,434,470
Foreign Currency, at Value (Cost $4,146,994 and $360,477)	4,148,432	357,911
Dividend and Interest Receivable	2,715,071	843,584
Reclaim Receivable	1,081,805	259,211
Receivable for Investment Securities Sold	973,827	1,778
Receivable for Capital Shares Sold	940,535	211,507
Receivable for Investment Securities Sold from Affiliated Investments	431,091	68,987
Dividend and Interest Receivable from Affiliated Investments	242,398	—
Prepaid Expenses	37,247	17,414
Total Assets	2,178,329,909	586,041,991

Liabilities:
Payable for Investment Securities Purchased	6,010,313	7,225,204
Payable for Investment Securities Purchased from Affiliated Investments	145,473	11,519
Payable for Capital Shares Redeemed	1,692,550	257,410
Unrealized Loss on Foreign Spot Currency Contracts	2,123	69
Payable due to Adviser	1,639,135	428,799
Payable due to Administrator	131,291	34,675
Distribution Fees Payable (Class A Shares)	16,284	2,014
Payable due to Trustees	8,628	2,298
Chief Compliance Officer Fees Payable	7,378	1,966
Other Accrued Expenses and Other Payables	276,961	140,923
Total Liabilities	9,930,136	8,104,877

Commitments and Contingencies†
Net Assets	$2,168,399,773	$577,937,114

Net Assets Consist of:
Paid-in Capital	$2,139,725,540	$597,436,702
Total Distributable Earnings/( Loss)	28,674,233	(19,499,588)
Net Assets	$2,168,399,773	$577,937,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$82,424,141	$	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	6,564,665		N/A
Net Asset Value Offering and Redemption Price, Per Share*	$12.56	$	N/A
Maximum Offering Price Per Share ($12.56/94.25%)	$13.33	$	N/A

Class I Shares:
Net Assets	$2,085,975,632		$567,831,672
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	166,864,490		39,420,449
Net Asset Value Offering and Redemption Price, Per Share	$12.50		$14.40

Investor Shares:
Net Assets	N/A		10,105,442
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	N/A		706,076
Net Asset Value Offering and Redemption Price, Per Share	N/A		14.31

*	Class A Shares are subject to a contingent deferred sales change of 0.75% if over $1 million but less than $4 million, plus 0.50% of the amount over $4 million but less than $50 million, plus 0.25% of the amount over $50 million, if you redeem any of your Class A Shares within 18 months of purchase.
†	See Note 5 in the Notes to Financial Statements.

N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$44,236,708	$12,225,264
Dividends from Affiliated Investments	10,752,529	2,285,520
Interest	15,095,247	6,695,043
Less: Foreign Taxes Withheld	(5,505,326)	(1,435,091)
Total Investment Income	64,579,158	19,770,736

Expenses:
Investment Advisory Fees	18,886,172	4,850,233
Administration Fees	1,510,600	391,009
Distribution Fees (Class A Shares)	199,987	28,963
Trustees' Fees	40,871	10,655
Chief Compliance Officer Fees	11,916	3,982
Custodian Fees	539,060	206,496
Legal Fees	194,266	49,888
Transfer Agent Fees	141,560	71,844
Printing Fees	117,053	51,947
Registration and Filing Fees	55,159	55,733
Audit Fees	35,368	27,897
Other Expenses	57,679	18,703
Total Expenses	21,789,691	5,767,350

Less:
Fees Paid Indirectly — Note 4	(73,590)	(16,251)
Net Expenses	21,716,101	5,751,099
Net Investment Income	42,863,057	14,019,637

Net Realized Gain (Loss) on:
Investments	267,177,352	56,232,082
Affiliated Investments	(18,088,490)	(2,623,535)
Purchased Options	(96,816,025)	(24,137,342)
Foreign Currency Transactions	(2,590,996)	(665,529)
Net Realized Gain	149,681,841	28,805,676

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	118,403,719	27,787,147
Affiliated Investments	5,263,299	1,051,945
Purchased Options	(65,687,031)	(17,721,404)
Foreign Currency Transactions	2,214,403	570,744
Net Change in Unrealized Appreciation	60,194,390	11,688,432
Net Realized and Unrealized Gain	209,876,231	40,494,108
Net Increase in Net Assets Resulting from Operations	$252,739,288	$54,513,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$42,863,057	$49,523,596
Net Realized Gain	149,681,841	61,138,199
Net Change in Unrealized Appreciation	60,194,390	218,289,345
Net Increase in Net Assets Resulting From Operations	252,739,288	328,951,140
Distributions:
Class A Shares	(6,384,934)	(8,876,579)
Class I Shares	(168,298,758)	(192,009,334)
Total Distributions	(174,683,692)	(200,885,913)

Capital Share Transactions:(1)
Class A Shares
Issued	14,368,898	20,725,271
Reinvestment of Distributions	5,410,789	7,451,761
Redemption Fees - Note 2	–	12,232
Redeemed	(20,791,193)	(22,120,237)
Net Class A Share Transactions	(1,011,506)	6,069,027
Class I Shares
Issued	290,451,543	698,251,070
Reinvestment of Distributions	123,634,776	152,324,679
Redeemed	(440,404,257)	(678,530,802)
Net Class I Share Transactions	(26,317,938)	172,044,947

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(27,329,444)	178,113,974

Total Increase in Net Assets	50,726,152	306,179,201

Net Assets:
Beginning of Year	2,117,673,621	1,811,494,420
End of Year	$2,168,399,773	$2,117,673,621

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$14,019,637	$16,422,202
Net Realized Gain	28,805,676	27,836,766
Net Change in Unrealized Appreciation	11,688,432	62,670,696
Net Increase in Net Assets Resulting From Operations	54,513,745	106,929,664
Distributions:
Class I Shares	(61,775,890)	(15,253,620)
Investor Shares	(1,861,147)	(278,165)
Total Distributions	(63,637,037)	(15,531,785)

Capital Share Transactions:(1)
Class I Shares
Issued	198,365,391	258,242,841
Reinvestment of Distributions	42,858,246	9,844,353
Redeemed	(201,284,218)	(323,806,779)
Net Class I Share Transactions	39,939,419	(55,719,585)
Investor Shares
Issued	3,647,547	8,308,024
Reinvestment of Distributions	1,845,583	257,503
Redeemed	(10,308,749)	(6,499,264)
Net Investor Share Transactions	(4,815,619)	2,066,263

Net Increase (Decrease) in Net Assets From Capital Share Transactions	35,123,800	(53,653,322)

Total Increase in Net Assets	26,000,508	37,744,557

Net Assets:
Beginning of Year	551,936,606	514,192,049
End of Year	$577,937,114	$551,936,606

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Class A Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$12.12	$11.56	$15.91	$11.45	$9.75
Income (Loss) from Investment Operations:
Net Investment Income*	0.21	0.27	0.12	0.12	0.11
Net Realized and Unrealized Gain (Loss)	1.20	1.77	(3.21)	4.94	1.86
Total from Investment Operations	1.41	2.04	(3.09)	5.06	1.97
Dividends and Distributions:
Net Investment Income	(0.54)	(0.05)	(0.73)	(0.35)	(0.27)
Capital Gains	(0.43)	(1.43)	(0.53)	(0.25)	—
Total Dividends and Distributions	(0.97)	(1.48)	(1.26)	(0.60)	(0.27)
Net Asset Value, End of Year	$12.56	$12.12	$11.56	$15.91	$11.45
Total Return†	12.27%	18.83%	(20.79)%	45.38%	20.64%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$82,424	$80,526	$70,443	$105,632	$59,266
Ratio of Expenses to Average Net Assets(1)	1.26%	1.28%	1.26%	1.28%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.26%	1.28%	1.26%	1.28%	1.30%
Ratio of Net Investment Income to Average Net Assets	1.77%	2.26%	0.87%	0.81%	1.01%
Portfolio Turnover Rate	43%	39%	58%	45%	50%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Class I Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$12.07	$11.52	$15.87	$11.41	$9.73
Income (Loss) from Investment Operations:
Net Investment Income*	0.24	0.29	0.15	0.15	0.13
Net Realized and Unrealized Gain (Loss)	1.19	1.77	(3.20)	4.93	1.85
Total from Investment Operations	1.43	2.06	(3.05)	5.08	1.98
Dividends and Distributions:
Net Investment Income	(0.57)	(0.08)	(0.77)	(0.37)	(0.30)
Capital Gains	(0.43)	(1.43)	(0.53)	(0.25)	—
Total Dividends and Distributions	(1.00)	(1.51)	(1.30)	(0.62)	(0.30)
Net Asset Value, End of Year	$12.50	$12.07	$11.52	$15.87	$11.41
Total Return†	12.51%	19.15%	(20.64)%	45.83%	20.81%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$2,085,976	$2,037,148	$1,741,051	$2,262,284	$1,092,683
Ratio of Expenses to Average Net Assets(1)	1.01%	1.03%	1.01%	1.03%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.01%	1.03%	1.01%	1.03%	1.05%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.46%	1.13%	1.06%	1.25%
Portfolio Turnover Rate	43%	39%	58%	45%	50%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Class I Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021		Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$14.73	$12.51	$17.42	$13.21		$12.38
Income (Loss) from Investment Operations:
Net Investment Income*	0.35	0.40	0.15	0.14		0.14
Net Realized and Unrealized Gain (Loss)	1.04	2.16	(4.13)	4.50		1.01
Total from Investment Operations	1.39	2.56	(3.98)	4.64		1.15
Dividends and Distributions:
Net Investment Income	(0.63)	(0.16)	(0.34)	(0.26)		(0.16)
Capital Gains	(1.09)	(0.18)	(0.59)	(0.17)		(0.16)
Total Dividends and Distributions	(1.72)	(0.34)	(0.93)	(0.43)		(0.32)
Net Asset Value, End of Year	$14.40	$14.73	$12.51	$17.42		$13.21
Total Return†	10.14%	20.65%	(24.02)%	35.71%		9.41%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$567,832	$536,171	$502,671	$565,278		$215,822
Ratio of Expenses to Average Net Assets(1)	1.04%	1.04%	1.04%	1.09	%(2)	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.04%	1.04%	1.04%	1.06%		1.11%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.77%	1.06%	0.83%		1.11%
Portfolio Turnover Rate	42%	53%	62%	56%		61%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Investor Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021		Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$14.65	$12.44	$17.36	$13.18		$12.36
Income (Loss) from Investment Operations:
Net Investment Income*	0.30	0.36	0.13	0.11		0.13
Net Realized and Unrealized Gain (Loss)	1.05	2.16	(4.14)	4.48		0.98
Total from Investment Operations.	1.35	2.52	(4.01)	4.59		1.11
Dividends and Distributions:
Net Investment Income	(0.60)	(0.13)	(0.32)	(0.24)		(0.13)
Capital Gains	(1.09)	(0.18)	(0.59)	(0.17)		(0.16)
Total Dividends and Distributions	(1.69)	(0.31)	(0.91)	(0.41)		(0.29)
Net Asset Value, End of Year	$14.31	$14.65	$12.44	$17.36		$13.18
Total Return†	9.83%	20.40%	(24.26)%	35.39%		9.12%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$10,105	$15,766	$11,521	$7,336		$1,383
Ratio of Expenses to Average Net Assets(1)	1.29%	1.29%	1.29%	1.34	%(2)	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.29%	1.29%	1.29%	1.31%		1.36%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.56%	0.87%	0.68%		1.02%
Portfolio Turnover Rate	42%	53%	62%	56%		61%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company with 18 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is to provide long-term capital appreciation. The Kopernik Global All- Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. Kopernik Global Investors, LLC serves as the Funds investment adviser (the “Adviser”). The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective September 27, 2018, the Kopernik International Fund Class A shares were re-designated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2024, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $79,495,192 or 3.7% of the Fund’s net assets. As of October 31, 2024, the Kopernik International Fund valued in accordance with fair value procedures was $27,598,274 or 4.8% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted  prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of October 31, 2024. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Kopernik Global All-Cap Fund
Asset	Fair Value at October 31, 2024	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$66,779,550	Fair Valued	Discount Rate	70%
Common Stock	$2,357,571	Fair Valued	Discount Rate	85%
Convertible Bond	$9,236,988	Valuation Model	Credit Spread, Volatility	13%, 60%
			Alternate Exchange
Rights	$1,121,083	Recent Trade	Price	$0.47

Kopernik International Fund
Asset	Fair Value at October 31, 2024	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$27,598,274	Fair Valued	Discount Rate	70%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more -likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

As of and during the year ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current  forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the year ended October 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-Cap Fund had open option contracts as of October 31, 2024 as disclosed in the Funds’ Schedule of Investments.

For the year ended October 31, 2024, the quarterly average balances of options held by the Funds were as follows:

Kopernik Global All-Cap Fund
Average Quarterly Market Value Contracts Purchased	$35,911,542
Average Quarterly Market Value Contracts Written	$—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

Kopernik Global International Fund
Average Quarterly Market Value Contracts Purchased	$8,934,408
Average Quarterly Market Value Contracts Written	$—

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Funds for the benefit of the remaining shareholders. For the year ended October 31, 2024, Kopernik Global All-Cap Fund Class A Shares did not have any redemption fees.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2024, the Kopernik Global All -Cap Fund and Kopernik International Fund paid $1,510,600 and $391,009, respectively, for these services.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b -1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust.

During the year ended October 31, 2024, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $73,590 and $16,251, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2025 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2024. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. During the year ended October 31, 2024, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

	Class A	Class I	Investor
	Shares	Shares	Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%

N/A - Not Applicable

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

For the year ended October 31, 2024, the Funds have completed recapturing previously waived fees by the Adviser.

6. Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2024 was as follows:

Asset Derivatives		Liability Derivatives
Statements of Assets		Statements of Assets
and Liabilities	Fair Value	and Liabilities	Fair Value
Kopernik Global All-Cap Fund
Equity contracts Investments, at value*	$6,276,620	Options and Swaptions written, at value	$–
Total Derivatives not accounted for as hedging instruments	$6,276,620		$–

Kopernik International Fund
Equity contracts Investments, at value*	$1,670,270	Options and Swaptions written, at value	$–
Total Derivatives not accounted for as hedging instruments	$1,670,270		$–

*	Includes purchased options and/or swaptions.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2024.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	$(96,816,025)	$—	$—	$—	$—	$(96,816,025)
Total	$(96,816,025)	$—	$—	$—	$—	$(96,816,025)

Kopernik International Fund
Equity contracts	$(24,137,342)	$—	$—	$—	$—	$(24,137,342)
Total	$(24,137,342)	$—	$—	$—	$—	$(24,137,342)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	$(65,687,031)	$—	$—	$—	$—	$(65,687,031)
Total	$(65,687,031)	$—	$—	$—	$—	$(65,687,031)

Kopernik International Fund
Equity contracts	$(17,721,404)	$—	$—	$—	$—	$(17,721,404)
Total	$(17,721,404)	$—	$—	$—	$—	$(17,721,404)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

7. Share Transactions:

	Year	Year
	Ended	Ended
Kopernik Global All-Cap Fund	October 31, 2024	October 31, 2023
Shares Transactions:
Class A Shares
Issued	1,206,655	1,756,272
Reinvestment of Distributions	454,678	666,458
Redeemed	(1,742,457)	(1,872,496)
Increase (Decrease) in Class A Shares	(81,124)	550,234
Class I Shares
Issued	24,559,241	60,174,804
Reinvestment of Distributions	10,449,015	13,673,670
Redeemed	(36,946,189)	(56,164,122)
Increase (Decrease) in Class I Shares	(1,937,933)	17,684,352

	Year	Year
	Ended	Ended
Kopernik International Fund	October 31, 2024	October 31, 2023
Shares Transactions:
Class I Shares
Issued	14,356,791	18,422,971
Reinvestment of Distributions	3,062,581	722,742
Redeemed	(14,391,280)	(22,933,331)
Increase (Decrease) in Class I Shares	3,028,092	(3,787,618)
Investor Shares
Issued	262,968	586,624
Reinvestment of Distributions	132,548	18,996
Redeemed	(765,697)	(455,311)
Increase (Decrease) in Investor Shares	(370,181)	150,309

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

8. Investment Transactions:

For the year ended October 31, 2024, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Kopernik Global All-Cap Fund	$768,633,474	$1,133,176,693
Kopernik International Fund	173,373,574	274,960,428

There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in Passive Foreign Investment Companies (“PFICs”), distribution reclassification and foreign currency. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

During the year ended October 31, 2024, there were no permanent differences for the Funds.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2024 and October 31, 2023 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Kopernik Global All-Cap Fund
2024	$116,896,275	$57,787,417	$174,683,692
2023	25,819,341	175,066,572	200,885,913

Kopernik International Fund
2024	42,758,400	20,878,637	63,637,037
2023	7,352,357	8,179,428	15,531,785

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

		Kopernik
	Kopernik Global	International
	All-Cap Fund	Fund
Undistributed Ordinary Income	$85,288,814	$15,374,671
Undistributed Long-Term Capital Gains	19,009,923	2,211,166
Unrealized Depreciation	(75,624,493)	(37,085,424)
Other Temporary Differences	(11)	(1)
Total Distributable Earnings/(Accumulated Losses)	$28,674,233	$(19,499,588)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in derivatives, passive foreign investment companies and losses from wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2024, were as follows:

		Aggregate	Aggregate
		Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Kopernik Global All-Cap Fund	$1,888,237,666	$418,872,301	$(494,496,794)	$(75,624,493)
Kopernik International Fund	460,061,422	82,838,177	(119,923,601)	(37,085,424)

10. Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Risk — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds' performance and cause losses on your investment in the Funds. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non- U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

Sanctions Risk — On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Valuation Risk — Valuation risk is the risk that certain securities may be difficult to value and/or valued incorrectly. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

11. Concentration of Shareholders:

At October 31, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of	%
	Shareholders	Ownership
Kopernik Global All-Cap Fund, Class A Shares	3	50%
Kopernik Global All-Cap Fund, Class I Shares	4	65%
Kopernik International Fund, Class I Shares	3	63%
Kopernik International Fund, Investor Class Shares	2	81%

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. New Accounting Pronouncement:

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023- 07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of Kopernik Global All-Cap Fund and Kopernik International Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Kopernik Global All-Cap Fund and Kopernik International Fund (two of the funds constituting The Advisors’ Inner Circle Fund II, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Kopernik Global Investors, LLC since 2013.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Funds are designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Foreign Tax Credit(6)
Kopernik Global All-Cap Fund
32.10%	67.90%	100.00%	0.99%	33.48%	6.97%	8.25%	100.00%	2.96%
Kopernik International Fund
32.11%	67.89%	100.00%	0.72%	30.43%	7.19%	12.21%	100.00%	2.14%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2004 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2024. The Funds intend to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2024. For Kopernik Global All-Cap Fund, the total amount of foreign source income is $43,496,667 and the total amount of foreign tax paid is $5,329,960. For Kopernik International Fund, the total amount of foreign source income is $10,643,042 and the total amount of foreign tax paid is $1,391,023. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2024. Complete information will be computed and reported with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (FORM N-CSR ITEM 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 20–21, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024
(Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Kopernik Global All-Cap Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Kopernik Global All-Cap Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2024
(Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Kopernik Funds

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, FL 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-AR-001-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

-

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025